UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marina Del Rey, California 90292
(Address of principal executive offices)     (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Annual Report 2017
September 30, 2017

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: correlation risk, investment company risk, allocation risk, underlying fund concentration risk, leveraging risk, foreign investing and emerging markets risk, convertible securities risk, business development (BDC) risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, exchange-traded funds ("ETFs") risk, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities risk, bond and other fixed income securities risk, and management risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/flagship/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about November 29, 2017.

For More Information on the Aspiration Flagship Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Aspiration Flagship Fund Shareholder,

With three years of the Aspiration Flagship Fund now under our belt, we are proud of its results. We launched the Flagship Fund to help everyday investors have access to the kind of steady returns historically that have historically only been available to the wealthiest Americans.

Since we launched, the Aspiration Flagship Fund has outperformed the average multi-alternative strategy (according to leading funds researcher Morningstar, since inception for the period ending September 30, 2017)1, although the Fund has underperformed the multi-alternative strategy for the one-year period ending September 30, 2017. We believe we are sending a strong message to Wall Street that you do not need to be one of the wealthiest Americans to invest like them.

Remember, our Flagship Fund is not meant to beat the market. It's intended to complement your other investments to smooth out the roller coaster of the market with the goal of fewer – or shallower – dips along the way. Combine Flagship with an investment strategy that offers broad equity exposure, such as the Aspiration Redwood Fund, and you could have the right mix of strategies to maximize long term returns. We encourage you to contact us to learn more by calling (800) 683-8529 or visiting the Aspiration Redwood Fund page.

Thank you again for your investment in the Aspiration Flagship Fund. We are proud to be a financial firm you trust and we promise to continue to put your needs first as we strive to offer you innovative and sustainable financial services.  If you ever have any questions, please contact us at hello@aspiration.com.

And if you know someone who wants to enjoy the same benefits you have, we'd appreciate your letting them know about Aspiration and the Aspiration Flagship Fund.

Best,
Andrei Cherny
CEO, Aspiration

_______________________

1 Please refer to the standard performance table illustrating annualized performance numbers since inception for the Aspiration Flagship Fund without the maximum assumed contribution reduction and the average Morningstar Multialternative category return.

Average Annual Total Returns (Unaudited) Period ended September 30, 2017	Six Months	One Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Aspiration Flagship Fund – With maximum assumed contribution reduction****	0.00%	1.55%	-0.25%	0.50%	8.05%
Aspiration Flagship Fund – Without maximum assumed contribution reduction****	2.00%	3.55%	1.75%	0.50%	8.05%
Morningstar Multialternative Category	1.53%	3.78%	1.55%	N/A	N/A
S&P 500 Total Return Index	7.71%	18.61%	13.08%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date was October 14, 2014 for the Investor Class Shares.

**The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until January 31, 2018. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

***Gross expense ratio is from the Fund's Prospectus dated January 30, 2017.

****Contribution reduction assumes a maximum 2% management fee.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Market Risk, Management Risk, Derivatives Risk, Futures Risk, Leverage Risk Associated with Financial Instruments, Focused Investment Risk, Foreign Investing Risk, Limited Capitalization Risk, Temporary Defensive Positions, New Fund Risk. The use of futures contracts may cause the value of the Fund's shares to be more volatile. There is a risk that investing in a select group of securities could subject the fund to greater risk of loss and could be considerably more volatile than the fund's primary benchmark or other mutual funds that are diversified across a greater number of securities. More information about these risks can be found in the Fund's prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at funds.aspiration.com or by calling Shareholder Services at 800-683-8529. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk.

Aspiration Fund Adviser, LLC is the adviser to the Aspiration Flagship Fund, which is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, (800) 773-3863. There is no affiliation between Aspiration Fund Adviser, LLC, including its principals, and Capital Investment Group, Inc.

(RCASP1117001)

Aspiration Flagship Fund

Performance Update (Unaudited)

For the period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2017

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at October 14, 2014 (Date of Initial Public Investment). All dividends and distributions are reinvested.  This graph depicts the performance of the Aspiration Flagship Fund versus the Morningstar Multialternative Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
					Gross	Net
	As of	One	Since	Inception	Expense	Expense
	September 30, 2017	Year	Inception	Date	Ratio*	Ratio*
	Aspiration Flagship Fund - With maximum	1.55%	-0.25%	10/14/14	5.40%	0.50%
	assumed contribution reduction**
	Aspiration Flaghsip Fund - Without maximum	3.55%	1.75%	10/14/14	5.40%	0.50%
	assumed contribution reduction
	Morningstar Multialternative Index	3.78%	1.55%	N/A	N/A	N/A
	S&P 500 Total Return Index	18.61%	13.08%	N/A	N/A	N/A

*	The gross and net expense ratios shown are from the Fund's Financial Highlights as of September 30, 2017.
**	Contribution reduction assumes a maximum 2% management fee.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Aspiration Flagship Fund

Schedule of Investments

As of September 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 35.36%
	First Trust Senior Loan ETF	8,202	$395,254
	Horizons S&P 500 Covered Call ETF	2,307	113,978
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	14,210	424,595
	IQ Enhanced Core Bond US ETF	2,967	58,539
	IQ Hedge Event-Driven Tracker ETF	1,767	37,443
	IQ Merger Arbitrage ETF	21,127	650,944
	iShares TIPS Bond ETF	1,440	163,555
	PowerShares S&P 500 BuyWrite Portfolio	9,054	201,361
*	Reality Shares DIVS ETF	29,118	750,953
	Schwab US TIPs ETF	2,211	122,180
	VanEck Vectors Investment Grade Floating Rate ETF	1,989	50,282
	WisdomTree Dynamic Long/Short U.S. Equity Fund	19,008	585,636

	Total Exchange-Traded Products (Cost $3,459,087)		3,554,720

OPEN-END FUNDS - 58.08%
*	361 Managed Futures Strategy - Class I	37,411	423,868
	AllianzGI Structured Return Fund - Institutional Class	11,248	184,799
	AQR Long-Short Equity Fund - Class I	17,310	253,767
	AQR Managed Futures Strategy Fund - Class I	50,961	448,458
	Barings Active Short Duration Bond Fund - Class A	20,309	203,429
	BlackRock Strategic Income Opportunities Fund - Institutional Class	31,056	309,626
	Boston Partners Global Long/Short Fund - Institutional Class	24,498	280,260
	Boston Partners Long/Short Research Fund - Institutional Class	12,266	201,047
*	Equinox Chesapeake Strategy Fund - Class I	16,257	192,480
	FPA New Income Fund	6,346	63,776
*	Gabelli Enterprise Mergers & Acquisitions Fund - Class A	10,079	159,053
	Gateway Fund - Class A	3,373	110,818
	Glenmeade Secured Options Fund	26,994	343,360
	Goldman Sachs Absolute Return Tracker Fund - Institutional Class	13,256	128,712
	Guggenheim Macro Opportunities Fund - Institutional Class	14,600	389,969
*	Hancock Horizon Quantitative Long/Short Fund - Institutional Class	10,163	193,207
	Iron Strategic Income Fund - Institutional Class	8,574	90,451
	Ironclad Managed Risk Fund	21,025	235,478
	Kellner Merger Fund - Institutional Class	11,802	127,817
	Litman Gregory Alternative Strategies Fund - Institutional Class	62,190	725,130
	MainStay Unconstrained Bond - Class I	8,431	75,037
	Oppenheimer Fundamental Alternatives Fund - Class A	20,396	572,513
	PIMCO Unconstrained Bond Fund - Institutional Class	6,882	76,595
	The Merger Fund - Institutional Class	3,015	48,123

	Total Open-End Funds (Cost $5,779,804)		5,837,773

LIMITED PARTNERSHIP - 1.93%
	Enviva Partners LP	6,564	193,966

	Total Limited Partnership (Cost $168,680)		193,966

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued

As of September 30, 2017
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.08%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.93%	309,214	$309,214

Total Short-Term Investment (Cost $309,214)			309,214

Total Value of Investments (Cost $9,716,785) - 98.45%			$9,895,673

Other Assets Less Liabilities - 1.55%			156,127

NET ASSETS - 100.00%			$10,051,800

* Non-income producing investment
§	Represents 7 day effective yield as of September 30, 2017

The following acronym or abbreviation is also used in this portfolio:
LP - Limited Partnership

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	35.36%	$3,554,720
Open-End Funds	58.08%	5,837,773
Limited Partnership	1.93%	193,966
Short-Term Investment	3.08%	309,214
Other Assets Less Liabilities	1.55%	156,127
Total	100.00%	$10,051,800

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities

As of September 30, 2017

Assets:
Investments, at value (cost $9,716,785)	$9,895,673
Cash	9,684
Receivables:
From Advisor	167,265
Fund shares sold	28,683
Dividends	7,839
Prepaid expenses:
Fund accounting fees	2,250
Registration and filing expenses	546

Total Assets	10,111,940

Liabilities:
Payables:
Fund shares repurchased	13,867
Accrued expenses:
Professional fees	39,938
Distribution and service fees - Investor Class Shares	2,227
Custody fees	2,033
Compliance fees	1,125
Distribution expenses	450
Shareholder fulfillment expenses	350
Miscellaneous administration expenses	150

Total Liabilities	60,140

Net Assets	$10,051,800

Net Assets Consist of:
Paid in capital	$9,880,978
Accumulated undistributed net investment income	27,475
Accumulated net realized loss on investments	(35,541)
Net unrealized appreciation on investments	178,888

Total Net Assets	$10,051,800
Shares Outstanding, no par value (unlimited authorized shares)	984,809
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.21

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations

For the fiscal year ended September 30, 2017

Investment Income:
Dividends	$81,753

Total Investment Income	81,753

Expenses:
Professional fees	103,409
Transfer Agent fees (Note 2)	76,829
Registration and filing expenses	40,913
Compliance fees (Note 2)	28,254
Fund accounting fees (Note 2)	27,726
Administration fees (Note 2)	23,999
Custody fees (Note 2)	21,094
Distribution and service fees - Investor Class Shares (Note 3)	18,238
Insurance fees	15,715
Shareholder fulfillment expenses	13,956
Trustee fees and meeting expenses	12,500
Distribution expenses (Note 2)	5,995
Securities pricing fees	4,046
Miscellaneous compensation expenses (Note 2)	1,694

Total Expenses	394,368

Expenses reimbursed by Advisor (Note 2)	(365,065)

Net Expenses	29,303

Net Investment Income	52,450

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investment transactions	1,103
Capital gain distributions from underlying funds	13,966
Total net realized gain	15,069

Net change in unrealized appreciation on investments	192,846

Net Realized and Unrealized Gain on Investments	207,915

Net Increase in Net Assets Resulting from Operations	$260,365

See Notes to Financial Statements

Aspiration Flagship Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2017	2016

Operations:
Net investment income	$52,450	$46,287
Net realized gain (loss) from investment transactions	1,103	(51,316)
Capital gain distributions from underlying funds	13,966	25,212
Net change in unrealized appreciation on investments	192,846	129,287

Increase (Decrease) in Net Assets Resulting from Operations	260,365	149,470

Distributions to Shareholders:
Net investment income	(34,233)	(44,574)

Decrease in Net Assets Resulting from Distributions	(34,233)	(44,574)

Beneficial Interest Transactions:
Shares Sold	7,496,058	3,325,105
Reinvested Dividends and Distributions	34,176	44,574
Shares Repurchased	(3,093,378)	(2,246,888)

Net Increase in Beneficial Interest Transactions	4,436,856	1,122,791

Net Increase in Net Assets	4,662,988	1,227,687

Net Assets:
Beginning of year	$5,388,812	$4,161,125
End of year	$10,051,800	$5,388,812

Accumulated Undistributed Net Investment Income	$27,475	$9,258

Share Information:
Shares Sold	746,399	341,621
Reinvested Dividends and Distributions	3,451	4,585
Shares Repurchased	(308,186)	(229,718)
Net Increase in Shares of Beneficial Interest	441,664	116,488

See Notes to Financial Statements

Aspiration Flagship Fund

Financial Highlights

For a share outstanding during the period or
fiscal year ended September 30,	2017	2016	2015	(g)

Net Asset Value, Beginning of Period	$9.92	$9.75	$10.00

Income (Loss) from Investment Operations
Net investment income	0.07	0.11	0.16
Net realized and unrealized gain (loss) on investments	0.28	0.17	(0.27)

Total from Investment Operations	0.35	0.28	(0.11)

Less Distributions to Shareholders:
Net investment income	(0.06)	(0.11)	(0.14)

Total Distributions	(0.06)	(0.11)	(0.14)

Net Asset Value, End of Period	$10.21	$9.92	$9.75

Total Return (e)	1.55%	0.87%	(3.21)%	(b)

Total Return (f)	3.55%	2.87%	(1.21)%	(b)

Net Assets, End of Period (in thousands)	$10,052	$5,389	$4,161

Ratios of:
Gross Expenses to Average Net Assets (c)	5.40%	7.06%	19.23%	(a)
Net Expenses to Average Net Assets (c)	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets (c)(d)	0.72%	1.01%	0.95%	(a)

Portfolio turnover rate	13.99%	25.49%	67.24%	(b)

(a) Annualized
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(f)	Performance without maximum assumed contribution reduction of 2%.
(g)	For the fiscal period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements

1.      Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs"), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies ("BDCs").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2017, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2017 for the Fund's assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$3,554,720	$3,554,720	$-	$-
Open-End Funds	5,837,773	5,275,252	562,521	-
Limited Partnership	193,966	193,966	-	-
Short-Term Investment	309,214	309,214	-	-
Total Assets	$9,895,673	$9,333,152	$562,521	$-

(a)
The Fund had transfers from Level 1 into Level 2 during the fiscal year ended September 30, 2017 that represented 5.60% of Net Assets of the Fund.  The Fund had transfers from Level 2 into Level 1 during the fiscal year ended September 30, 2017 that represented 8.11% of Net Assets of the Fund.  There were no transfers into or out of Level 3 during the fiscal year ended September 30, 2017.  It is the Fund's policy to record transfers at the end of the reporting period.

The following amounts were transfers in/out of Level 2 assets:

	Transfers from Level 1 into Level 2	Transfers from Level 2 into Level 1
Open-End Funds	$562,521	$815,580
The reason for transfers from Level 1 into Level 2 is due to using inputs of non-identical investments.  The reason for transfers from Level 2 into Level 1 is availability of pricing from an approved pricing source.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, ETFs, and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and BDCs.  Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios, and compliance with the Fund's investment restrictions.  The principal risks of investing in the Fund include: correlation risk, investment company risk, allocation risk, underlying fund concentration risk, leveraging risk, foreign investing and emerging markets risk, convertible securities risk, BDC risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs risk, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities risk, bonds and other fixed income securities risk, and management risk.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the fiscal year ended September 30, 2017, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational costs of the Fund that were incurred prior to commencement of operations, which amounted to $123,370. During the initial period ended September 30, 2015, the Advisor elected to bear $28,679 of those organizational costs and not make them subject to recoupment. As of September 30, 2017, no organizational costs are still subject to recoupment.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued

For the fiscal year ended September 30, 2017, the Advisor reimbursed the Fund $365,065, all of which related to other reimbursements during the fiscal year ended September 30, 2017, and is subject to recoupment on or before September 30, 2020, provided that the annual expense ratio does not exceed 0.50%.  Prior fiscal year reimbursements totaling $301,868, of which $10,840 related to offering costs for the fiscal year ended September 30, 2016, and $291,028 was related to other reimbursements, is subject to recoupment on or before September 30, 2019, provided the annual expense ratio does not exceed 0.50%.  For the period ended September 30, 2015, reimbursements totaling $424,530, of which $194,205 related to offering costs, and $230,325 was related to other reimbursements, is subject to recoupment on or before September 30, 2018, provided the annual expense ratio does not exceed 0.50%.

Sub-Advisor
Emerald Separate Account Management, LLC (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.  In addition, the Advisor and Sub-Advisor each donate 10% of their respective fees to charity.  The Advisor will donate 10% of its fees after deducting the sub-advisory fee paid to the Sub-Advisor, and the Sub-Advisor will donate 10% of its fees after receiving its fees from the Advisor.

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $23,999 of fees by the Administrator for the fiscal year ended September 30, 2017.

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $27,726 of fees by The Nottingham Company for the fiscal year ended September 30, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $28,254 in compliance fees for the fiscal year ended September 30, 2017.

Custodian
UMB Bank, N.A. provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $21,094 in custody fees for the fiscal year ended September 30, 2017.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $76,829 to the Transfer Agent for the fiscal year ended September 30, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $5,995 in distribution expenses. for the fiscal year ended September 30, 2017.

Officers and Trustees of the Trust

As of September 30, 2017, certain officers of the Trust were also officers of the Administrator.  Trustees and an officer are also officers of the Advisor.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued

3.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2017, $18,238 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.      Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,210,217	$893,924

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of September 30, 2017.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years/period ended September 30, 2017, September 30, 2016, and September 30, 2015.  As of and during the fiscal year ended September 30, 2017, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended September 30, 2017, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	September 30, 2017	September 30, 2016
Ordinary Income	$ 34,233	$ 44,574

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued

At September 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$9,716,898

Gross Unrealized Appreciation	$252,964
Gross Unrealized Depreciation	(74,189)
Net Unrealized Appreciation	178,775

Undistributed Net Investment Income	27,475
Capital Loss Carryforward	(35,428)

Accumulated Distributable Earnings	$170,822

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses from wash sales. The Fund has a capital loss carryforward of $35,428, which is short-term in nature and has no expiration.  The Fund utilized capital loss carryforwards in the amount of $11,162 during the fiscal year ended September 30, 2017.

6.      Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2017, there were no control persons of the Fund.

7.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.      Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Aspiration Flagship Fund
(a series of Aspiration Funds)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aspiration Flagship Fund (the "Fund"), a series of Aspiration Funds, as of September 30, 2017, and the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aspiration Flagship Fund as of September 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2017

Aspiration Flagship Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record
A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended September 30, 2017.

During the fiscal year ended September 30, 2017, the Fund paid $34,233 in ordinary income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,020.00	$2.53
	$1,000.00	$1,022.56	$2.54
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/365 (to reflect the six month period).

5.      Approval of Investment Advisory Agreement

The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund's Board of Trustees on December 6, 2016, the Trustees approved the Investment Advisory Agreement through December 29, 2017. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its financial strength and capability, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; the Advisor's Form ADV; and a memorandum from the Trustees' legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  The Trustees noted that the Fund does not pay an advisory fee to the Advisor.  The Trustees also noted that only clients of the Advisor may invest in the Fund, and that such clients have the discretion to pay the Advisor a fee in an amount they deem to be fair and reasonable. The Trustees took into account the Expense Limitation Agreement pursuant to which the Advisor has agreed to reimburse the Fund's operating expenses to the extent necessary to limit the Fund's total annual operating expenses to 0.50% of the Fund's average daily net assets through January 31, 2018.  It was noted that the Expense Limitation Agreement also permits the Advisor to recoup any expense reimbursements from the Fund for a period of three years following such reimbursement, provided such recoupment does not cause the Fund's total annual operating expenses to exceed 0.50% of the Fund's average daily net assets.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the Fund's inception; its procedures for assuring compliance with the Fund's investment objectives, policies, and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow Fund assets, and assist in the distribution of Fund shares. The Trustees reviewed the duties of the Advisor relative to the oversight of the Fund's investment portfolio and the Fund's investment strategy. The Trustees discussed the respective services that are provided by the Advisor and noted that the Advisor is responsible for managing each Fund's assets. The Trustees noted that the principal executive officer of the Fund is an employee of the Advisor and serves without additional compensation from the Fund. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data. The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objectives, policies, and limitations. After reviewing the investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.
In considering the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that these clients pay the Advisor directly, rather than through the Fund via a management fee. The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees discussed the Fund's Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name and the ability for the Advisor to place small accounts into the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of funds, the nature of their investment strategy, and their style of investment management, among other factors. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that, due to the Advisor's receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.
In considering the extent to which economies of scale are realized as the Fund grows and whether the advisory fee level reflects these economies of scale for the benefit of the Fund's investors, the Trustees first noted that the Fund does not have a traditional advisory fee. Instead, the Trustees noted that shareholders would benefit from their ability to individually allocate between 0.00% and 2.00% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. Following further discussion of the Fund's asset level and expectations for growth, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.
In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions and in particular for supervising the Sub-Advisor's practices. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and that the Advisor does not currently allocate portfolio transactions to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

The Advisor also has undertaken to disclose the aggregate amount of advisory fees received by the Advisor and, as of September 30, 2017, the aggregate amount of advisory fees was $38,540.  The fees are paid directly to the Advisor by its clients.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.      Approval of Sub-Investment Advisory Agreement

The Sub-Advisor manages the Fund's daily activity, pursuant to a Sub-Investment Advisory Agreement.  At a quarterly meeting of the Fund's Board of Trustees on December 6, 2016, the Trustees approved the Sub-Investment Advisory Agreement through December 29, 2017. In considering whether to approve the Sub-Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Fund and Sub-Advisor; (iii) the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Sub-Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Sub-Advisor's practices regarding conflicts of interest.

The Trustees also reviewed the Sub- Advisor's Form ADV, experience, profitability with respect to the Fund, its financial strength and capability, and other pertinent information.  The Board also reviewed, among other things, the copy of the Sub-Investment Advisory Agreement.
In considering the nature, extent, and quality of the services provided by the Sub-Advisor, the Trustees considered the responsibilities of the Sub-Advisor under the Sub-Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.  After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor's business, the Sub-Advisor's compliance program, and the Sub-Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.
In considering the investment performance of the Fund and Sub-Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data. The Trustees also considered the consistency of the Sub-Advisor's management of the Fund with its investment objective, policies and limitations. After reviewing the short-term investment performance of the Fund, the Sub-Advisor's experience managing the Fund, the Sub-Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.
In considering the costs of the services provided and profits realized by the Sub-Advisor and its affiliates from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Sub-Investment Advisory Agreement was a percentage of fees received by the Advisor, calculated after the Advisor's 10% donation to charity. The Trustees evaluated the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance program; the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Sub-Advisor; the asset level of the Fund; the overall expenses of the Fund; and the nature and frequency of advisory fee payments allocated by individual investors in the Fund.  The Trustees reviewed the financial statements for the Sub-Advisor and discussed the financial stability and profitability of the firm. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor's name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor's other clients.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

In considering the extent to which economies of scale are realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.
In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Sub-Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  The Trustees noted, among other things, that due to the Funds strategy of investing in other funds, the Fund does not pay brokerage commissions. After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.
In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Sub-Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Sub-Advisor's code of ethics.  Following further consideration and discussion, the Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Sub-Investment Advisory Agreement for the Fund.

7.      Special Meeting of the Shareholders
A Special Meeting of Shareholders of the Aspiration Flagship Fund was called for August 21, 2017 at 10:00 a.m. Pacific Time at the offices of Aspiration Fund Adviser, LLC, 4551 Glencoe Avenue, Marina Del Ray, CA 90292.
The Notice of the Special Meeting of Shareholders was mailed on or about May 25, 2017 to all shareholders of the Funds of record as of the close of business on May 12, 2017 (the "Record Date").  The Proxy Statement accompanying the Notice, the Proxy Cards, and the Ballot Counts from the Chief Compliance Officer were all reviewed at the Special Meeting of the Shareholders.  Copies of these documents will be maintained with the records of the Trust. As of the Record Date, there were 804,571.369 shares of the Aspiration Flagship Fund that were outstanding and entitled to vote at the meeting.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

328,348.0821 shares of the Aspiration Flagship Fund were present by proxy at the meeting. The shares present by proxy at the meeting exceeded one-third of the outstanding shares of the Fund as of the Record Date and, accordingly, a quorum was present for the Fund for purposes of transaction of business at the meeting.
Approval of the proposal submitted to the Fund's shareholders required the approval of a "plurality of the outstanding voting shares" entitled to vote thereon. Thereafter, upon motion duly made and seconded, the item was submitted to the shareholders of the Fund for consideration.
The first item of business was to consider a proposal to shareholders of the Funds to approve a proposal to elect five (5) trustees to the Board of Trustees (the "Board") of the Trust. For the Aspiration Flagship Fund, 328,248.0821 shares had been voted in favor of the item, no shares had been voted against the item, and no shares had abstained from voting on the item.
Since plurality of the shares of the Fund present voted in favor of the item, the proposal to elect five (5) trustees to the Board of Trustees of the Trust was approved.
There being no further business to come before the meeting, the same, upon motion duly made and seconded, was adjourned.
8.      Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $12,500 during the fiscal year ended September 30, 2017 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 01/2016	President and Chief Executive Officer of High Point Strategies, LLC (Public Affairs Consulting) since 2013; Lobbyist for Ek & Ek, LLC (Public Affairs Consulting) from 2012 – 2013; Senior Vice President at MWW Group, Inc. (Public Affairs Consulting) from 2008 – 2012.	2	None
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) since 2005.	2	The Giving Back Fund; Prime Access Capital.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Thomas L. Soto (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 08/2017	Founder and Managing Partner of Frontier Impact Capital (Private Equity Investment) since 2016; previously, Managing Director of TCW (Private Equity Investment) from 2013 – 2016; Founder and Managing Partner of Caton Equity (Private Equity Investment) from 2007 – 2013.	2	None.
Interested Trustees
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee, Principal Executive Officer and President	Trustee Since 08/2017; President Since 2/2014	Chief Executive Officer of Aspiration Partners, LLC since 2013; Investor since 2009; previously, Managing Director and Senior Analyst for Burston-Marsteller (Public Relations and Communications) from 2011 – 2013.	2	Board Member and President for Democracy: a Journal of Ideas.
Alexandra Horigan (1983) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee	Since 08/2017	Vice President of Operations of Aspiration Partners, Inc. since 2012.	2	None.
Other Officers
Matthew J. Beck (1988) 116 South Franklin Street Rocky Mount, NC 27804	Secretary	Since 06/2016	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris (1984) 116 South Franklin Street Rocky Mount, NC 27804	Treasurer, Principal Financial Officer and Assistant Secretary of the Trust	Since 12/2014	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Ryan DelGuidice (1990) 480 East Swedesford Rd Wayne, PA 19087	Chief Compliance Officer	Since 12/2014	Manager of Cipperman Compliance Services since 2013; Regulatory Administration Associate of BNY Mellon.	n/a	n/a

Aspiration Flagship Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292

Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web@:	World Wide Web@:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2016 and September 30, 2017 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Cohen & Company, Ltd. ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

Fund	2016	2017
Aspiration Flagship Fund	$14,000	$14,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2016 and September 30, 2017 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2016 and September 30, 2017 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the fund's federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2016	2017
Aspiration Flagship Fund	$3,300	$3,300

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2016 and September 30, 2017 were $3,300 and $3,300 respectively.  There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/ Andrei Cherny
Date: December 7, 2017	Andrei Cherny President and Principal Executive Officer
Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: December 7, 2017	Andrei Cherny President and Principal Executive Officer
Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 8, 2017	Ashley E. Harris Treasurer and Principal Financial Officer
Aspiration Flagship Fund